Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Demand	$ 502,217	$ 562,107
Notice	72,992	83,088
Term	634,844	563,619
Total deposits	1,210,053	1,208,814
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	191,423	203,645
Notice	56,449	64,743
Term	180,433	136,544
Total deposits	428,305	404,932
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	303,043	348,004
Notice	15,565	17,855
Term	415,430	394,011
Total deposits	734,038	759,870
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	7,751	10,458
Notice	978	490
Term	38,981	33,064
Total deposits	47,710	44,012
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	502,217	562,107
Notice	72,992	83,088
Term	634,844	563,619
Total deposits	1,210,053	1,208,814
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	140,690	149,737
Notice	6,821	7,797
Term	152	466
Total deposits	147,663	158,000
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	286,834	305,779
Notice	15,786	17,982
Term	471,508	409,586
Total deposits	774,128	733,347
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	42,385	52,702
Total deposits	42,385	52,702
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	12,272	11,410
Notice	50,227	57,055
Term	90,255	85,111
Total deposits	152,754	153,576
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	114	620
Total deposits	114	620
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,760	28,276
Notice	158	254
Term	57,455	52,144
Total deposits	64,373	80,674
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,484	7,840
Total deposits	7,484	7,840
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,678	5,743
Term	15,474	16,312
Total deposits	$ 21,152	$ 22,055